Commitments and Contingencies (Details) - Schedule of future minimum lease payment - FaZe Clan Inc.[Member] - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies (Details) - Schedule of future minimum lease payment [Line Items]
2022	$ 2,123	$ 2,834
2023	2,895	2,895
2024	1,977	1,977
2025	5	5
2026	3	3
Total minimum lease payment	$ 7,003	$ 7,714